Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenue
Software development revenue	R$ 2,094,090	R$ 1,394,583	R$ 891,012
Software maintenance revenue	57,035	30,026	31,133
Revenue from software license agent	1,210	1,637	2,413
Consulting revenue	32,724	15,922	28,601
Other revenue	2,651	2,212	3,360
Total net revenue	R$ 2,187,710	R$ 1,444,380	R$ 956,519